Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances and transactions with related parties [Abstract]
Receivable		$ 39,468	$ 65,057
Payable		165,280	144,966
Debt amount		67,505	122,707
Revenues [Abstract]
Revenue, related parties		21,370	72,242	$ 131,636
Costs [Abstract]
Sub-agency commissions	[1]	7,237	4,062	107,692
Expenses [Abstract]
Other expenses	[2]	0	180	440
Maritime Services [Member]
Revenues [Abstract]
Revenue, related parties	[3]	20,958	71,823	131,137
Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[4]	412	419	499
Division Maritima, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[5]	39,468	65,057
Payable	[5]	0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	0	0
Payable	[6]	8,111	5,829
Inversionistas [Member]
Balances and transactions with related parties [Abstract]
Receivable	[7]	0	0
Payable	[7]	157,169	139,137
Interest expenses		18,227	10,329	0
Inversionistas [Member] | Lines of Credit [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 130,000
Interest rate		15.00%
Payments on capital and interest extended term		1 year
Interest expenses		$ 18,227	10,329
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		19,055	28,697	36,003
Social security costs		736	1,843	1,633
Short-term benefits		$ 19,791	$ 30,540	$ 37,636

[1]	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.
[2]	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.
[3]	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM. The contract termination date was August 30, 2022.
[4]	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.
[5]	The accounts receivable is related to the maritime services provided to TMM DM by Grupo TMM.
[6]	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.
[7]	Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that is, up to December 2023. Interest expenses of these credits amounted to $18,227 and $10,329 for the twelve month periods ended December 31, 2022 and 2021, respectively.